Mine properties, plant and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [Abstract]
Mine properties, plant and equipment [Text Block]
8)	Mine properties, plant and equipment

At December 31, 2025, the Company's economic interest in the Maracás Menchen Mine totaled 99.95% (December 31, 2024 - 99.4%). The remaining 0.05% economic interest is held by Companhia Baiana de Pesquisa Mineral ("CBPM") owned by the state of Bahia. CBPM retains a 3% net smelter royalty ("NSR") in the Maracás Menchen Mine. The property is also subject to a royalty of 2% on certain operating costs under the Brazilian Mining Act. Under a separate agreement, a third party receives a 2% NSR in the Maracás Menchen Mine.

The recoverable amount of the Mine Properties CGUs was determined by calculating the FVLCD. The FVLCD was determined by calculating the net present value of the estimated future cash flows (level 3 of the fair value hierarchy).

	Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total
Cost
Balance at December 31, 2023	$5,689	$346	$139,094	$240,061	$11,771	$396,961
Additions	1	-	13,666	10,492	14,429	38,588
Disposals and write-offs	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(4,894)	-	-	(5,679)	-	(10,573)
Reclassifications	-	-	-	9,007	(9,007)	-
Effects of changes in foreign exchange rates	(116)	(76)	(26,796)	(53,236)	(3,483)	(83,707)
Balance at December 31, 2024	$670	$270	$125,964	$195,981	$13,710	$336,595
Additions	77	-	21,126	3,347	2,986	27,536
Disposals and write-offs	(126)	(249)	-	(757)	-	(1,132)
Reclassifications	-	-	-	12,156	(12,156)	-
Effects of changes in foreign exchange rates	56	37	13,231	24,890	1,509	39,723
Balance at December 31, 2025	$677	$58	$160,321	$235,617	$6,049	$402,722

	Computer Equipment	Vehicles	Mine Properties	Buildings, Plant and Equipment	Construction In Progress	Total
Accumulated Depreciation
Balance at December 31, 2023	$2,455	$298	$49,734	$132,298	$-	$184,785
Depreciation	455	12	14,158	16,967	-	31,592
Disposals and write-offs	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(2,365)	-	-	(2,401)	-	(4,766)
Effects of changes in foreign exchange rates	(71)	(67)	(10,608)	(30,352)	-	(41,098)
Balance at December 31, 2024	$464	$243	$53,284	$111,848	$-	$165,839
Depreciation	113	12	11,426	14,852	-	26,403
Disposals and write-offs	(126)	(249)	-	(757)	-	(1,132)
Effects of changes in foreign exchange rates	35	33	5,480	14,197	-	19,745
Balance at December 31, 2025	$486	$39	$70,190	$140,140	$-	$210,855
Net Book Value
At December 31, 2024	$206	$27	$72,680	$84,133	$13,710	$170,756
At December 31, 2025	$191	$19	$90,131	$95,477	$6,049	$191,867

Of the additions noted above, $27,530 related to the Mine Properties segment (year ended December 31, 2024 − $37,028) and $nil related to the Clean Energy segment (year ended December 31, 2024 − $34).